UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04310

Morgan Stanley Convertible Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	September 30, 2009

Date of reporting period:	December 31, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Convertible Securities Trust

Portfolio of Investments  December 31, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	CONVERTIBLE BONDS (86.0%)
	Advertising/Marketing Services (0.9%)
$1,220	Interpublic Group of Cos Inc.	4.25%	03/15/23	$797,575

	Aerospace & Defense (4.4%)
1,500	AAR Corp.	1.75	02/01/26	1,162,500
900	Alliant Techsystems Inc.	2.75	02/15/24	1,032,750
1,360	Ceradyne Inc.	2.875	12/15/35	989,400
598	L-3 Communications Corp.	3.00	08/01/35	598,000
				3,782,650
	Agricultural Commodities/Milling (0.6%)
560	Archer Daniels Midland Co.- 144A (a)	0.875	02/15/14	548,800

	Alternative Power Generation (1.9%)
1,750	Covanta Holding Corp.	1.00	02/01/27	1,601,250

	Apparel/Footwear (1.0%)
1,700	Iconix Brad Group, Inc. - 144A (a)	1.875	06/30/12	875,500

	Beverages: Alcoholic (2.4%)
1,700	Molson Coors Brewing Co.	2.50	07/30/13	2,035,750

	Biotechnology (8.6%)
230	Alexion Pharmaceuticals, Inc.	1.375	02/01/12	530,437
1,240	Amgen Inc.	0.125	02/01/11	1,198,150
775	Amgen Inc.	0.375	02/01/13	741,094
762	Biomarin Pharmaceutical	1.875	04/23/17	713,422
1,120	Gilead Sciences Inc.	0.50	05/01/11	1,516,200
657	Illumina, inc. - 144A (a)	0.625	02/15/14	804,004
738	Isis Pharmaceuticals, Inc.	2.625	02/15/27	780,435
1,270	Millipore Corp. - 144A (a)	3.75	06/01/26	1,114,425
				7,398,167
	Cable/Satellite TV (1.7%)
2,000	Liberty Media Corp.	3.125	03/30/23	1,445,000

	Casino/Gaming (1.2%)
1,085	International Game Technology	2.60	12/15/36	1,030,750

	Coal (0.8%)
700	Massey Energy Co.	3.25	08/01/15	383,250
500	Peabody Energy Corp.	4.75	12/15/66	302,500
				685,750
	Computer Peripherals (3.6%)
1,350	Emc Corp. - 144A (a)	1.75	12/01/11	1,324,687
660	Maxtor Corp.	6.80	04/30/10	590,700
1,600	Netapp Inc. - 144A (a)	1.75	06/01/13	1,218,000
				3,133,387
	Contract Drilling (3.1%)
1,400	Nabors Industries, Inc.	0.94	05/15/11	1,160,250
750	Transocean Inc. Ser A	1.625	12/15/37	657,188
1,000	Transocean Inc. Ser B	1.50	12/15/37	815,000
				2,632,438
	Data Processing Services (0.2%)
168	DST Systems Inc.	4.125	08/15/23	161,490

	Electrical Products (0.7%)
820	SunPower Corp.	0.75	08/01/27	637,550

	Electronic Components (1.6%)
1,600	Flextronics International Ltd. (Singapore)	1.00	08/01/10	1,328,000

	Electronic Distributors (2.7%)
1,050	Anixter International Inc. - 144A (a)	1.00	02/15/13	660,187
1,240	Avnet Inc.	2.00	03/15/34	1,226,050
620	Tech Data Corp.	2.75	12/15/26	455,700
				2,341,937
	Electronics/Appliance Stores (0.9%)
900	Best Buy Co., Inc.	2.25	01/15/22	807,750

	Energy (0.4%)
640	Yingli Green Energy Holdings Co.	0.00		12/15/12	332,800

	Environmental Services (1.5%)
1,200	Waste Connections, Inc.	3.75		04/01/26	1,290,000

	Financial Conglomerates (1.1%)
1,000	Prudential Financial, Inc.	0.366		12/15/37	951,500

	Financial Services (1.4%)
1,660	Nasdaq Stock Market Inc. - 144 A (a)	2.50		08/15/13	1,236,700

	Food: Meat/Fish/Dairy (0.6%)
640	Tyson Foods Inc.	3.25		10/15/13	519,200

	Hospital/Nursing Management (3.9%)
1,443	Health Management Association - 144A (a)	3.75		05/01/28	620,779
4,000	Lifepoint Hospitals, Inc.	3.50		05/15/14	2,725,000
					3,345,779
	Hotels/Resorts/Cruiselines (1.4%)
1,920	Carnival Corp.	0.50	(b)	04/29/33	1,204,800

	Information Technology Services (2.2%)
1,020	Lawson Software - 144A (a)	2.50		04/15/12	793,050
1,190	Level 3 Communications Inc.	6.00		09/15/09	1,082,900
					1,875,950
	Internet Software/Services (2.8%)
1,700	Equinix Inc.	2.50		04/15/12	1,272,875
850	GSI Commerce, Inc. - 144A (a)	2.50		06/01/27	381,438
1,750	SAVVIS Inc.	3.00		05/15/12	752,500
					2,406,813
	Investment Banks/Brokers (1.3%)
1,000	Merrill Lynch & Co., Inc.	0.00	(b)	03/13/32	1,085,000

	Medical Distributors (1.1%)
930	Omnicom Group Inc.	0.00		02/07/31	923,025

	Medical Specialties (6.9%)
930	American Medical Systems	3.25		07/01/36	633,562
1,040	Fisher Scientific International	3.25		03/01/24	1,171,300
1,415	Hologic, Inc.	2.00	(b)	12/15/37	829,544
1,200	Medtronic Inc.	1.50		04/15/11	1,122,000
1,320	Sonosite, Inc.	3.75		07/15/14	945,450
1,650	Wright Medical Group, Inc.	2.625		12/01/14	1,276,687
					5,978,543
	Metal Fabrications (1.1%)
1,485	General Cable Corp. - 144A (a)	1.00		10/15/12	933,694

	Oil & Gas Production (1.3%)
1,240	Carrizo Oil & Gas	4.375		06/01/28	564,200
1,250	Delta Petroleum Corp.	3.75		05/01/37	540,625
					1,104,825
	Oilfield Services/Equipment (2.1%)
750	Cal Dive International, Inc.	3.25		12/15/25	334,687
500	Cameron Intl Corp.	2.50		06/15/26	496,250
350	Schlumberger Ltd.	2.125		06/01/23	437,063
745	SESI LLC - 144A (a)	1.50	(b)	12/15/26	505,669
					1,773,669
	Packaged Software (4.7%)
1,565	Blackboard Inc.	3.25		07/01/27	1,248,087
1,240	Informatica Corp.	3.00		03/15/26	1,148,550
1,020	Sybase, Inc.	1.75		02/22/25	1,116,900
620	Symantec Corp.	0.75		06/15/11	589,000
					4,102,537
	Pharmaceuticals: Generic Drugs (1.0%)
930	Watson Pharmaceutical Inc.	1.75		03/15/23	869,550

	Pharmaceuticals: Major (1.9%)
1,650	Wyeth	2.621	(c)	01/15/24	1,642,905

	Pharmaceuticals: Other (1.5%)
665	Allergan Inc.	1.50		04/01/26	669,156
1,030	Inverness Medical Innovations, Inc. - 144A (a)	3.00		05/15/16	654,050
					1,323,206
	Real Estate Investment Trusts (0.7%)
650	Rayonier Trs. Holdings Inc.	3.75		10/15/12	583,375

	Recreational Products (0.6%)
600	Scientific Games Corp.	0.75	(b)	12/01/24	519,750

	Semiconductors (3.9%)
300	Intel Corp. - 144A (a)	2.95		12/15/35	261,375
1,750	Intel Corp. - 144A (a)	2.95		12/15/35	1,524,688
310	On Semiconductor Corp.	0.00		04/15/24	260,013
1,400	On Semiconductor Corp. - 144A (a)	2.625		12/15/26	766,500
800	Xilinx, Inc. - 144A (a)	3.125		03/15/37	547,000
					3,359,576
	Specialty Telecommunications (0.3%)
310	QWEST Communications International, Inc.	3.50		11/15/25	262,338

	Telecommunication Equipment (1.6%)
563	ADC Telecommunications Inc.	3.508	(c)	06/15/13	256,165
1,120	CommScope, Inc.	1.00		03/15/24	1,120,000
					1,376,165
	Trucks/Construction/Farm Machinery (0.3%)
620	Trinity Industries Inc.	3.875		06/01/36	285,200

	Wholesale Distributors (2.6%)
2,000	Collegiate Pacific Inc.	5.75		12/01/09	1,862,500
488	WESCO International Inc.	2.625		10/15/25	383,690
					2,246,190
	Wireless Telecommunications (1.5%)
1,520	NII Holdings, Inc.	2.75		08/15/25	1,324,300

	TOTAL CONVERTIBLE BONDS (Cost $93,758,631)				74,101,134

NUMBER OF
SHARES
	CONVERTIBLE PREFERRED STOCKS (7.8%)
	Agricultural Commodities/Milling (0.2%)
425	Bungle Ltd. $51.25	191,250

	Chemicals: Major Diversified (0.6%)
31,000	Celanese Corp. $1.0625	522,350

	Finance/Rental/Leasing (0.7%)
1,450	SLM Corp (Series C) $72.50	601,750

	Major Banks (1.9%)
1,625	Bank of America Corp. (Series L) $72.50	1,056,250
8,200	Keycorp (Series A) $7.75	586,628
		1,642,878
	Office Equipment/Supplies (1.1%)
27,500	Avery Dennison Corp. $3.9375	941,875

	Pharmaceuticals: Generic Drugs (0.8%)
1,070	Mylan, Inc. $65.00	705,162

	Pharmaceuticals: Major (1.4%)
6,800	Schering-Plough Corp. $15.00	1,186,600

	Wireless Telecommunications (1.1%)
24,000	Crown Castle International Corp. $3.125	912,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $11,596,355)	6,703,865

	PREFERRED STOCK (0.6%)
	Finance/Rental/Leasing
19,700	CIT Group, Inc. (Series C) (Cost $999,472)	568,542

	COMMON STOCK (0.6%)
	Wireless Telecommunications
30,492	NII Holdings Inc. (d) (Cost $857,577)	554,344

NUMBER OF
SHARES (000)
SHORT-TERM INVESTMENT (e) (3.2%)
Investment Company
2,735	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $2,735,263)	2,735,263

TOTAL INVESTMENTS (Cost $109,947,298) (f)	98.2%	84,663,148
OTHER ASSETS IN EXCESS OF LIABILITIES	1.8	1,535,694
NET ASSETS	100.0%	$86,198,842

(a)	Resale is restricted to qualified institutional investors.
(b)	Rate in effect at December 31, 2008. Rate will reset at a future specified date.
(c)	Floating rate security. Rate shown is the rate in effect at December 31, 2008.
(d)	Non-income producing security.
(e)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS Convertible Securities Trust

Notes to the Portfolio of Investments

FAS 157

12/31/2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157,  Fair Value Measurements (“SFAS 157”), effective October 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 – quoted prices in active markets for identical investments

•                                          Level 2 – other significant observable inputs (including quoted prices for similar  investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with   investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at December 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$84,663,148	$3,811,957	$80,851,191	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Convertible Securities Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 19, 2009